Investment in Equity-Accounted Joint Venture - Schedule of Financial Information Based on Unaudited Accounts (Details) - USD ($)	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Schedule of Financial Information Based on Unaudited Accounts [Line Items}
Current assets	$ 104,621,103	$ 8,308,124
Non-current assets	399,307,346	163,414,136
Current liabilities	(120,061,566)	(64,785,082)
Equity	(368,055,314)	(91,922,970)	$ 11,065,748	$ (31,678,523)
Group’s carrying amount of the investment	7,423,067	107,856,418
Tanbreez Mining Greenland A/S [Member]
Schedule of Financial Information Based on Unaudited Accounts [Line Items}
Current assets		996,563
Non-current assets		36,097,737
Current liabilities		(33,568,680)
Equity		(3,525,620)
Group’s carrying amount of the investment		$ 107,856,418